Other operating income and other operating expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income:
Other operating income	$ 810	$ 1,740	$ 1,651
Other operating income	810	1,740	1,651
Other operating expenses:
IPAB fund contribution	(3,981)	(3,801)	(3,859)
Other operating expense	(1,305)	(1,405)	(1,354)
Other operating expense	$ (5,286)	$ (5,206)	$ (5,213)
Mandatory contributions paid by financial entity (as a percent)	0.0333%